Long-term debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt	Long term debt:

	December 31, 2024	December 31, 2023
Long-term debt:
Revolving credit facilities (a) (d)	$—	$320.0
Term loan credit facilities (b) (d)	1,071.7	1,175.6
Senior unsecured notes (e)	802.4	828.1
Senior unsecured exchangeable notes (f)	—	—
Senior Secured Notes (c)	1,000.0	1,000.0
	2,874.1	3,323.7
Deferred financing fees	(26.8)	(32.9)
Long-term debt	2,847.3	3,290.8
Current portion of long-term debt	(103.6)	(129.4)
Long-term debt	$2,743.7	$3,161.4
(a)Revolving credit facilities:
As at December 31, 2024, the Company had two revolving credit facilities available (2023 – three revolving credit facilities) which provided for aggregate borrowings of up to $700,000,000 (2023 – $700,000,000), of which $700,000,000 (2023 – $380,000,000) was undrawn. The revolving facilities bear interest at SOFR plus a margin.
As at December 31, 2024, the Company had an existing revolving credit facility with a borrowing capacity of $400,000,000 with a maturity date of May 2026.
12.    Long term debt (continued):
(a)Revolving credit facilities (continued):
In March 2024, the Company amended and extended an existing revolving credit facility to increase the borrowing capacity by $50,000,000 to $300,000,000, and extended the maturity date from February 2025 to March 2027.
The Company is subject to commitment fees ranging between 0.45% and 0.5% (2023 – 0.45% and 1.0%) calculated on the undrawn amounts under the various facilities.
(b)Term loan credit facilities:
As at December 31, 2024, the Company has entered into $1,149,716,000 (2023 – $2,367,516,000) of term loan credit facilities, of which $78,031,000 (2023 – $1,191,936,000) was undrawn.
In October 2021, the Company entered into a $633,088,000 term loan credit facility for eight vessels, which bore an initial interest rate of three month LIBOR plus 1.4% margin. Upon delivery of each vessel, the Company transitioned the financing under the term loan credit facility related to each vessel with a sale-leaseback arrangement (Note 15 (xiii)). During the year ended December 31, 2022, five vessels were delivered and during the year ended December 31, 2023, an additional three vessels were delivered. As a result, the remaining term loan credit financing available is nil as of December 31, 2024.
In December 2021, the Company entered into a $1,077,137,000 term loan credit facility for ten vessels, which bore an initial interest rate of three month LIBOR plus 3.39% margin. Upon delivery of each vessel, the Company transitioned the financing under the term loan credit facility related to each vessel with a sale-leaseback arrangement (Note 15 (xiv)). During the year ended December 31, 2023, seven vessels were delivered and during the year ended December 31, 2024, an additional three of the vessels were delivered. As a result, the remaining term loan credit financing available is nil as of December 31, 2024.
In May 2022, the Company voluntarily prepaid a term loan facility with an outstanding balance of $100,000,000.
In June 2022, the Company entered into an amended and restated credit facility which comprises a $50,000,000 revolving credit facility and a $108,000,000 term loan facility (note 12(a)). In October 2023, the Company early repaid $89,250,000 under this term loan credit facility.
In August 2022, the Company voluntarily prepaid $240,000,000 of a term loan facility under its vessel portfolio financing program.
12.    Long term debt (continued):
(b)Term loan credit facilities (continued):
In October 2022, the Company entered into a $1,170,918,000 term loan credit facility for fifteen vessels, which bears an initial interest rate of daily SOFR plus 1.4% margin. Upon delivery of each vessel, the Company transitioned the financing under the term loan credit facility related to each vessel with a sale-leaseback arrangement (Note 15 (xv)). During the year ended December 31, 2023, three vessels were delivered and during the year ended December 31, 2024, an additional eleven vessels were delivered. As a result, the remaining term loan credit financing available for the remaining one vessel is $78,031,000, which is undrawn as of December 31, 2024.
In March 2023, the Company entered into amended and restated senior secured loan facilities which (i) increased the commitments under the bank loan facilities by $250,000,000, of which $200,000,000 was drawn immediately and $50,000,000 of which was drawn in September 30, 2023, (ii) increased the amount of total borrowing permitted relative to total assets from 65% to 75%, (iii) replaced the LIBOR with the SOFR as the reference interest rate, and (iv) extended the maturities of tranches due in 2026 and 2027 by approximately two years.
Term loan credit facilities drawn mature between March 3, 2028 and January 21, 2030.
For the Company’s floating rate term loan credit facilities, interest is calculated based on three month or six month SOFR, plus a margin per annum, dependent on the interest period selected by the Company. The three month and six month average benchmark rate was 4.5% and 5.1%, respectively (2023 – 5.4% and 5.4%, respectively). The margins ranged between 1.9% and 2.4% as at December 31, 2024 (2023 – 1.9% and 2.4%).
The weighted average rate of interest, including the applicable margin, was 6.5% at December 31, 2024 (2023 – 7.4%) for term loan credit facilities. Interest payments are made in monthly, quarterly or semi-annual payments.
Principal repayments under term loan credit facilities are made in quarterly or semi-annual payments. For those related to newbuild containerships, payments commence three, six or thirty-six months after delivery of the associated newbuild containership, utilization date or the inception date of the term loan credit facilities.
The Company is subject to commitment fees at 0.49% (2023 – 0.44% and 0.49%) calculated on the undrawn amounts under the various facilities.
The following is a schedule of future minimum repayments under our term loan credit facilities as of December 31, 2024:

2025	$103.9
2026	103.9
2027	103.9
2028	444.0
2029	311.6
Thereafter	4.4
$1,071.7
12.    Long term debt (continued):
(c)Senior Secured Notes:
In May 2021, the Company entered into a note purchase agreement to issue $500,000,000 of sustainability-linked, senior secured notes in a US private placement. The senior secured notes comprise four series, each ranking pari passu with the Company’s existing and future debt financing program. The Series A, Series C and Series D senior secured notes were issued in May 2021, with interest rates ranging from 3.91% to 4.26% and maturities from June 2031 to June 2036. The Series B senior secured notes, which bear interest at 3.91% per annum and mature in 2031, were issued in August 2021. The senior secured notes contain certain sustainability features, and are subject to adjustment based on Seaspan’s achievements relative to certain key performance indicators.
On May 17, 2022, the Company entered into a note purchase agreement to issue, in a private placement, $500,000,000 aggregate principal amount of fixed-rate, sustainability-linked senior secured notes. The notes comprise three series, with interest rates ranging from 5.15% to 5.49% and maturities ranging from September 5, 2032 to September 5, 2037. The notes were issued and proceeds received on August 3, 2022.
(d)Credit facilities – other:
As at December 31, 2024, the Company’s credit facilities were secured by first-priority mortgages granted on 50 of its vessels together with other related security. The security for each of the Company’s current secured credit facilities includes:
•A first priority mortgage on collateral assets;
•An assignment of the Company’s lease agreements and earnings related to the related collateral assets;
•An assignment of the insurance policies covering each of the collateral assets that are subject to a related mortgage and/or security interest;
•An assignment of the Company’s related shipbuilding contracts and the corresponding refund guarantees;
•A pledge over shares of various subsidiaries; and
•A pledge over the related retention accounts.
As at December 31, 2024, $1,423,284,000 principal amount of indebtedness under the Company’s term loan and revolving credit facilities, together with $1,000,000,000 of sustainability-linked fixed rate notes with maturities from June 2031 to September 2037, was secured by a portfolio of 48 vessels, the composition of which can be changed, and is subject to a borrowing base and portfolio concentration requirements, as well as compliance with financial covenants and certain negative covenants.
The Company may prepay certain amounts outstanding without penalty, other than breakage costs in certain circumstances. A prepayment may be required as a result of certain events, including change of control and, where applicable, the sale or loss of assets or a termination or expiration of certain lease agreements (and the inability to enter into a lease replacing the terminated or expired lease suitable to lenders within a specified period of time). The amount that must be prepaid may be calculated based on the loan to market value. In these circumstances, valuations of the Company’s assets are conducted on a “without lease” and/or “orderly liquidation” basis as required under the credit facility agreement.
Each credit facility contains a mix of financial covenants requiring the borrower and/or guarantor of the facility to maintain minimum liquidity, tangible net worth, interest and principal coverage ratios, and debt-to-assets ratios, as defined. Each of Atlas and Seaspan are guarantors under certain facilities.
Some of the facilities also have an interest and principal coverage ratio, debt service coverage and vessel value requirement for the subsidiary borrower. The Company was in compliance with these covenants as at December 31, 2024.
12.    Long term debt (continued):
(e)Senior unsecured notes:
In February 2021, the Company issued $200,000,000 of 6.5% senior unsecured sustainability-linked bonds in the Nordic bond market (“2024 Bonds”). In April 2021, the Company issued a further $300,000,000 of senior unsecured sustainability-linked bonds in the Nordic bond market (the “2026 Bonds” and together with the 2024 Bonds, the “Bonds”). The Bonds were to mature in February 2024 and April 2026, respectively, and bear interest at 6.5% per annum. If the sustainability performance targets are not met during the term of the Bonds, the Bonds will be settled at maturity at 100.5% of the initial principal. The Bonds were listed on the Oslo Stock Exchange.
As a result of the Merger (note 1), the Company’s common shares were de-listed on April 10, 2023 (the “De-listing”). The Company has notified the holders of the 6.5% senior unsecured sustainability-linked bonds due 2024 (the “2024 NOK Bonds”) and the 6.5% senior unsecured sustainability-linked bonds due 2026 (the “2026 NOK Bonds”) of this de-listing event and that each holder of the 2024 NOK Bonds and the 2026 NOK Bonds had a right to require the Company to purchase all or some of the bonds held by such holder (a “NOK Put Option”) at a price equal to 101% of the principal amount plus accrued interest. Each holder could exercise a NOK Put Option during the exercise period which ended on May 3, 2023.
On May 10, 2023, the Company repurchased $179,400,000 of 2024 NOK Bonds and $294,900,000 of the 2026 NOK Bonds. In each case, the Company purchased 2024 and 2026 NOK Bonds from holders who exercised their NOK Put Options, at a purchase price equal to 101% of the principal amount plus accrued interest for a total payment of $482,706,000. The remaining 2024 NOK Bonds totaling $20,600,000 matured on February 5, 2024. On May 22, 2023, as a result of having repurchased more than 90% of the outstanding 2026 NOK Bonds, the Company exercised its option to repurchase all remaining outstanding 2024 and 2026 NOK Bonds from holders. The repurchase, requiring a payment of $25,700,000, occurred on February 5, 2024.
In May 2021, the Company exchanged an aggregate principal amount of $52,199,000 7.125% senior notes due 2027 of its wholly owned subsidiary, Seaspan Corporation (the “Seaspan Notes”), for an equivalent amount of its 7.125% senior notes due 2027 (the “Atlas Notes”), registered under the Securities Act of 1933, as amended, and listed on the Nasdaq Global Market. In July 2021, the Company exchanged an additional $151,000 of Seaspan Notes for Atlas Notes, and redeemed all remaining Seaspan Notes.
On July 14, 2021, the Company issued $750,000,000 of senior unsecured notes. These notes mature in 2029 and accrue interest at 5.5% per annum, payable semi-annually beginning on February 1, 2022. The notes are a blue transition bond developed to further the Company’s sustainability efforts.
(f)Senior Unsecured Exchangeable Notes:
On December 21, 2020, the Company, through its wholly-owned subsidiary, Seaspan Corporation issued $201,250,000 aggregate principal amount of 3.75% exchangeable senior unsecured notes due 2025 (the “Exchangeable Notes”) in a private placement.
The holders may require the Company to redeem the Exchangeable Notes held by them upon the occurrence of certain corporate events qualifying as a fundamental change in the business. The Merger (note 1) and subsequent de-listing of the Company’s common shares on April 10, 2023 constituted a “Make-Whole Fundamental Change” under the terms of the Exchangeable Notes. On March 28, 2023, the Company entered into a supplemental indenture providing the holders of the Exchangeable Notes the right to exchange each $1,000 principal amount of such Exchangeable Note into a number of units based on a defined exchange rate. In connection with the Make-Whole Fundamental Change, each holder had the right, at its option, to exchange all or any portion of its Exchangeable Notes at any time from during the make-whole exchange period at an increased exchange rate on account of a Make-Whole Fundamental Change. During the make-whole exchange period, which ended on May 22, 2023, all of the outstanding Exchangeable Notes were exchanged by the Holders representing a total settlement of $253,139,000.
12.    Long term debt (continued):
(f)Senior Unsecured Exchangeable Notes (continued):
Capped Call Transactions
In connection with the issuance of the Exchangeable Notes, the Company entered into capped call transactions with affiliates of certain of the initial purchasers of the Exchangeable Notes and other financial institutions, using $15,536,000 in proceeds from the issuance, to reduce the potential dilution to Atlas common shares upon any exchange of notes and/or offset any cash payments the Company was required to make upon exchange of the Exchangeable Notes, in excess of the principal amount. They may have been settled in cash, shares, or a combination of cash and shares as determined by the settlement method of the Exchangeable Notes, at a strike price with underlying shares equal to that of the Exchangeable Notes and subject to anti-dilution adjustments substantially similar to those applicable to the Exchangeable Notes. The capped calls were exercisable up to a maximum price of $17.85 per share, subject to certain adjustments. The instruments were to expire on December 15, 2025. In connection with the exchange of the Exchangeable Notes, the Company terminated all capped call transactions entered into concurrently with the issue of Exchangeable Notes.